Investment Strategy - PurePlay Nvidia Ecosystem Picks & Shovels Index ETF	Apr. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index. The Index is designed to track the performance of companies that represent the full upstream and downstream value chain enabling Nvidia Corporation (“Nvidia”) to produce, assemble, deploy, and operate high-performance computer systems (“Nvidia Picks & Shovels Companies”). Nvidia is a technology company that designs and sells graphics processing units and artificial intelligence (AI) hardware and software utilized in gaming, professional visualization, data centers and the automotive industry. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index. The Fund will not invest directly in shares of Nvidia.

Nvidia operates under a “fabless” model, under which it designs its chips and related products but outsources manufacturing activities to third-party suppliers. Those third parties perform fabrication and other production steps, including assembly, testing, and packaging. As a result, Nvidia’s business model emphasizes design, engineering, software, and platform development. The Index is designed to provide exposure to Nvidia Picks & Shovels Companies that have a material commercial relationship with Nvidia. To do so, the starting universe of eligible Index components consists of all the common stocks included in the Solactive GBS Global Markets All Cap USD Index, which covers approximately the largest 100% of free-float market capitalization companies in developed and emerging market countries. Each eligible security must have a partnership with Nvidia. This relationship is determined by using the FactSet Supply Chain Relationships dataset provided by FactSet Research Systems Inc.

This dataset identifies and classifies material commercial and operational linkages between global public companies and their counterparties. FactSet Research Systems Inc. captures both directly disclosed and reverse-disclosed relationships, creating a bidirectional supply-chain map. The following types of relationships are eligible for inclusion in the universe: a “supplier” or a “partner”. A “Supplier” is defined as an entity from which the source company purchases goods or services. A “Partner” is one where a formal, disclosed strategic alliance (such as an R&D or joint venture agreement) is reported by the target company or disclosed by the partner company. Each of these companies must have an average daily trade volume of at least $3 million for the prior three months, and a free float market capitalization of at least $1 billion at the time of selection.

From that initial screening process, PurePlay ETFs, LLC (the “Index Provider”) performs research on the individual companies to conduct a business relevance analysis whose purpose is to assess whether a company makes a material contribution to Nvidia’s upstream or downstream operational ecosystem. Eligible Nvidia Picks & Shovels Companies must derive at least 50% of their revenues from one or more of the following functions: semiconductor manufacturing (leading-edge wafers, fabrication and related process technologies); semiconductor manufacturing equipment (lithography, etch, deposition, inspection, metrology, electronic design automation (EDA) software and associated tooling); high-bandwidth memory (HBM) and advanced semiconductor memory, including supporting architectures; substrates, interposers, packaging, printed circuit board (PCB) assembly, and associated integration solutions; AI server manufacturing and adjacent system-level engineering; data-center power, thermal, cooling, and electrical infrastructure, including supporting systems and components; high-speed networking, switching, routing, optical interconnects, and related communications hardware; and semiconductor chemicals, gases, materials, wafers, resists, and other critical process inputs. This analysis is performed through a standardized review of supply chain data sources, regulatory filings, public company disclosures, and other documentation sets.

The Index Provider will then assign the eligible Nvidia Picks & Shovels Companies to one of six pillars based on their business operations and revenue streams. These pillars include: (1) Raw Materials, which are companies that provide the foundational materials and tools for chipmaking, such as silicon wafers and industrial gases to rare earth elements and specialty chemicals essential for semiconductor fabrication; (2) Tools, which are companies that engineer the specialized machinery, software, and infrastructure required to design and manufacture advanced semiconductors; (3) Fabrication, which are companies that physically manufacture the silicon chips and the high-speed memory modules that serve as the computing brain and short-term storage for AI systems; (4) Packaging, which are companies that assemble, package, and test the finished chips and AI servers into complete systems ready for deployment; (5) Infrastructure, which are companies that serve as builders of the physical AI backbone — data-center operators, power-delivery and cooling specialists, and industrial engineering firms that make large-scale AI computing possible; and (6) Connectivity, which are companies that enable the ultra-high-speed data transfer that links GPUs and data centers.

Within each pillar, eligible Nvidia Picks & Shovels Companies are assigned to one of three classifications: Tier 3 – Critical (meaning Nvidia cannot meaningfully operate without the company or the company is a single source supplier to Nvidia); Tier 2 – Core (meaning it provides essential components, equipment, software, or infrastructure to Nvidia’s ecosystem, but on a nonexclusive basis); and Tier 1 – Supporting (meaning it provides relevant ecosystem contributions but is not essential for Nvidia manufacturing).

Each pillar maintains a fixed weight at each reconstitution of the Index: each of the Tools and Fabrication pillars are weighted at 25% of the Index, respectively; Infrastructure is weighted at 20%, Connectivity is weighted at 16%; Packaging is weighted at 10%; and Raw Materials is weighted at 4%. Securities within each pillar are weighted according to a formula that utilizes their tiering score. Each security is limited to no more that 8% of the Index weight at reconstitution. The Index is rebalanced and reconstituted on a semi-annual basis.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of April 7, 2026, the Index was concentrated in the Semiconductors & Semiconductor Equipment Industry.

The Fund is a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index is owned, calculated, administered and published by Solactive AG (“Solactive”) assuming the role as administrator (the “Index Administrator”). The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index, oversight of the implementation of the Index methodology, and changes in classification of the securities in the Index. Neither the Index Provider nor the Index Administrator are affiliated with each other or with the Fund or the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of April 7, 2026, the Index was concentrated in the Semiconductors & Semiconductor Equipment Industry.